PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME:
Interest income	$ 24,427	$ 23,072	$ 22,840
EXPENSES:
Salaries and benefits	8,288	7,275	6,918
Professional service fees	1,196	756	627
Other	1,591	1,285	1,084
Total other expenses	16,757	15,969	16,598
Income (loss) before provision for income taxes	6,165	3,316	(3,918)
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	6,458	1,452	(1,160)
PARENT COMPANY
INCOME:
Interest income	3	3	11
Total income	3	3	11
EXPENSES:
Salaries and benefits	280	180	218
Professional service fees	562	245	136
Other	340	223	147
Total other expenses	1,182	648	501
Income (loss) before provision for income taxes	(1,179)	(645)	(490)
Provision for (benefit of) income taxes	(393)	(211)
(Loss) before equity in undistributed net income (loss) of subsidiaries	(786)	(434)	(490)
Equity in undistributed net income of subsidiaries	7,873	2,652	72
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)